FINANCE INCOME/FINANCE COSTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
FINANCE INCOME/FINANCE COSTS
Finance income-interest income	¥ (275,996)	$ (43,310)	¥ (227,201)	¥ (261,194)
Interest expense	3,522,241		3,986,264	4,665,537
Less: Interest expense capitalized in property, plant and equipment (Note 7)	(1,727)		(123,571)	(289,499)
Interest expense, net of capitalised interest	3,520,514		3,862,693	4,376,038
Interest on lease liability and amortization of unrecognized finance expenses	401,927		481,512	547,820
Exchange losses/(gains), net	20,320		76,323	(2,317)
Finance costs	3,942,761	$ 618,705	4,420,528	4,921,541
Finance costs, net	¥ 3,666,765		¥ 4,193,327	¥ 4,660,347
Minimum
FINANCE INCOME/FINANCE COSTS
Capitalization rate during the year (Note 7)	4.00%	4.00%	4.00%	4.00%
Maximum
FINANCE INCOME/FINANCE COSTS
Capitalization rate during the year (Note 7)			6.68%	6.96%